Income Tax Expense (Recovery) - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 70,738	$ 62,958
Increases for positions related to the current year	3,281	3,007
Increase for positions taken in prior periods	5,247	3,971
Decrease for positions taken in prior periods	0	(16,441)
Decrease related to statute limitations	(8,379)	(1,003)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	121	1,491
Ending balance	$ 71,008	$ 51,001